Income Taxes (Details 2) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
NOL carryforwards	$ 30,540,000	$ 26,858,000
Tax credit carryforwards	4,346,000	4,390,000
Employee compensation	187,000	211,000
Accruals and reserves	543,000	136,000
Organizational costs	194,000	24,000
Deferred tax assets, gross	35,810,000	31,619,000
Valuation allowance	(34,773,000)	(30,558,000)
Total deferred tax assets, net	1,037,000	1,061,000
Deferred tax liabilities:
Fixed assets	(1,010,000)	(1,061,000)
Investment in partnership	(27,000)
Deferred tax liabilities	(1,037,000)	(1,061,000)
Total deferred tax asset (liability)